Summary of Significant Accounting Policies (Details) - Schedule of Major Suppliers		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Suppliers B [Member]
Concentration Risk [Line Items]
Total purchases rate	[1]	92.00%	99.00%

[1]	Major supplier B is Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chief executive officer and principal stockholder. See Note 13.